Taxes on Income (Details) - Schedule of Income Tax Expense (Benefit) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Expense (Benefit) [Abstract]
Israel	$ 7
Foreign	78	12	94
Total current income tax expense	85	12	94
Deferred:
Israel
Foreign	(53)	(18)	(115)
Total deferred tax income	(53)	(18)	(115)
Total tax (benefit) expense	$ 32	$ (6)	$ (21)